Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
Schedule of components of lease expense

The components of lease expense for the year ended December 31, 2020 were as follows:

	Classification	2020
Operating fixed lease cost	Selling, general and administrative expenses	$2,126,662
Operating variable lease cost	Selling, general and administrative expenses	238,205
Total lease cost		$2,364,867

Schedule of supplemental cash flow

2020
Supplemental cash flow
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$2,495,972
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$4,095,709
Weighted average remaining lease term (years):
Operating leases	2.24
Weight average discount rate:
Operating leases	6.50%

Schedule of future minimum lease payments under non-cancellable leases

Future minimum lease payments under non-cancellable leases as of September 30, 2021 were as follows:

Operating Leases
2021 (remaining three months)	$188,943
2022	1,286,301
2023	629,369
2024	599,327
2025	137,888
2026	11,517
Thereafter	—
Total future minimum lease payments	$2,853,345
Less imputed interest	(264,774)
Total	$2,588,571
Reported as of September 30, 2021:
Other current liabilities	$1,103,283
Operating lease liabilities	1,485,288
Total	$2,588,571

Future minimum lease payments under non-cancellable leases as of December 31, 2020 were as follows:

Operating Leases
2021	$1,462,045
2022	801,800
2023	130,332
2024	134,054
2025	137,888
Thereafter	11,518
Total future minimum lease payments	2,677,637
Less imputed interest	(197,263)
Total	$2,480,374
Reported as of December 31, 2020:
Accrued expenses and other liabilities	$1,352,537
Operating lease liabilities	1,127,837
Total	$2,480,374

Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

2020	$2,325,562
2021	1,360,130
2022	752,532
2023	124,068
2024	127,790
Thereafter	142,618
Total	$4,832,700

Schedule of sublease income	Sublease income for the year ended December 31, 2020 was as follows:

2020
Sublease income
Fixed	$709,283
Variable	4,971
Total sublease income	$714,254

Schedule of he undiscounted cash flows for contractual subleases	The undiscounted cash flows for contractual subleases as of December 31, 2020 were as follows:

2021	$666,740
2022	823,900
2023	130,332
2024	134,054
2025	137,888
Thereafter	11,517
Total	$1,904,431